Summary of Significant Accounting Policies, Deferred Project Costs (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Cleco Power [Member]
Accounting Policies [Line Items]
Deferred costs for projects that are in the initial states of development	$ 5.0	$ 4.6